Restricted Cash and Short Term Deposits	6 Months Ended
Jun. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Restricted Cash and Short-Term Deposits	RESTRICTED CASH AND SHORT-TERM DEPOSITS

Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	June 30, 2019	December 31, 2018
Restricted cash relating to the total return equity swap	96,763	82,863
Restricted cash in relation to the Hilli	151,957	174,597
Restricted cash and short-term deposits held by lessor VIEs	114,976	176,428
Collateral on the Margin Loan Facility	33,413	33,413
Restricted cash relating to the $1.125 billion debt facility	7,648	17,657
Restricted cash relating to office lease	786	777
Bank guarantee	43	691
Total restricted cash and short-term deposits	405,586	486,426
Less: Amounts included in current restricted cash and short-term deposits	(252,843)	(332,033)
Long-term restricted cash	152,743	154,393